Bank loans	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Bank loans

Note 12 – Bank loans

Outstanding balances of bank loans consist of the following:

Bank Name	Drawn/ Maturities	Interest Rate	Collateral/Guarantee	December 31, 2022 SGD	December 31, 2023 SGD	June 30, 2024 SGD	June 30, 2024 USD
CIMB Bank Berhad, Singapore Branch	August 2020 /August 2023	3.00%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	23,005	-	-	-
DBS Bank Ltd.	June 2020 /June 2025	3.00%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Anthill, major shareholder of the Company	518,715	315,878	212,158	156,551
Maybank Singapore Limited	November 2020/November 2025	2.75%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	239,982	159,859	118,964	87,784
United Overseas Bank Limited	November 2020/November 2025	2.25%	Guaranteed by Mr. Kenneth Chong, Chief Executive Officer and Director of Ohmyhome Property Management Pte Ltd	-	82,018	61,927	45,695
ORIX Leasing Singapore Limited	April 2024/April 2029	7.50%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	-	-	430,435	317,617
Total				781,702	557,755	823,484	607,647
Bank loans, current portion				305,965	331,528	344,835	254,453
Bank loans, non-current portion				475,737	226,227	478,649	353,194

Interest expense for the years ended December 31, 2023 and for the six months ended June 30, 2024 amounted to S$19,105 and S$11,453 (US$8,451) respectively.

The maturities schedule is as follows:

Twelve months ending June 30,

	SGD	USD

2025	344,705	254,357
2026	69,406	51,215
2027	11,088	8182
2028	11,088	8182
2029	387,197	285,712
Total	823,484	607,648